Cover	Jun. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2022
Entity File Number	000-56380
Entity Registrant Name	Harmony Energy Technologies Corp
Entity Central Index Key	0001901297
Entity Tax Identification Number	83-2756695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	165 Broadway
Entity Address, Address Line Two	FL 23
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	212
Local Phone Number	602-1188
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false